Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 2,811	$ 2,612	$ 1,325
Adjustments to reconcile net income to net cash from operating activities
Provision for loan losses	1,374	600	2,229
Deferred income taxes	(48)	25	95
Depreciation, amortization and accretion	2,379	2,338	1,876
Earnings on Bank owned life insurance	(70)	(87)	(91)
Death benefit from life insurance policy	0	(121)	0
Restricted equity securities dividends	(1)	(1)	(1)
Origination of mortgage loans held for sale	(16,994)	(11,313)	(11,889)
Proceeds from sales of mortgage loans held for sale	17,590	11,362	12,490
Gain on sale of loans	(560)	(256)	(285)
Net security gains	0	(214)	(661)
Loss on sale/write-down of other real estate owned	(4)	38	24
Gain from the sale of loans guaranteed by SBA	0	(171)	0
Compensation expense under stock-based compensation plans	150	138	23
Change in other assets and liabilities	781	1,331	(68)
Net cash from operating activities	7,408	6,281	5,067
Cash flows from investing activities
Purchases of time deposits with other financial institutions	0	0	(984)
Proceeds from time deposits with other financial institutions	246	5,451	8,867
Available for sale securities:
Maturities, repayments and calls	34,626	37,781	38,526
Sales	0	14,980	18,775
Purchases	(7,336)	(63,364)	(66,312)
Purchases of premises and equipment	(165)	(580)	(4,241)
Proceeds from the sale of loans guaranteed by SBA	0	2,360	0
Capitalized expenditures on other real estate owned	(55)	0	0
Proceeds from sale of other real estate owned	439	56	113
Proceeds from the sale of an impaired loan	0	0	930
Purchase of loans	0	0	(1,184)
Net change in loans to customers	(53,932)	(26,110)	1,350
Net cash from investing activities	(26,177)	(29,426)	(4,160)
Cash flows from financing activities
Net change in deposits	26,405	31,530	17,761
Net change in short-term borrowings	8,465	1,697	(1,249)
Proceeds from the exercise of stock options	20	0	0
Repayments Federal Home Loan Bank advances	(3,000)	(7,000)	(12,000)
Dividends paid	(710)	(706)	(706)
Net cash from financing activities	31,180	25,521	3,806
Net change in cash and cash equivalents	12,411	2,376	4,713
Beginning cash and cash equivalents	15,213	12,837	8,124
Ending cash and cash equivalents	27,624	15,213	12,837
Supplemental cash flow information:
Interest paid	1,775	2,143	3,315
Income taxes paid	585	420	537
Supplemental noncash disclosures:
Transfer from loans to other real estate owned	1,222	54	91
Issuance of stock awards	$ 77	$ 98	$ 0